UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

      (Check One):
      |_|  Form 10-KSB |_| Form 11-K   |_| Form 20-F  |X| Form 10-QSB

      For Period Ended: February 28, 2007

                  |_| Transition Report on Form 10-K
                  |_| Transition Report on Form 20-F
                  |_| Transition Report on Form 11-K
                  |_| Transition Report on Form 10-Q
                  |_| Transition Report on Form N-SAR

      For the Transition Period Ended: ____________________________

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

      If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ________________________


PART I -- REGISTRANT INFORMATION


                       Disaster Preparedness Systems, Inc.
                       -----------------------------------
                             Full Name of Registrant


                             3531 Commercial Street
                             ----------------------
            Address of Principal Executive Office (Street and Number)


                         Vancouver, B.C. V5N 4E8 Canada
                         ------------------------------
                            City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

|X| (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

|X| (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or N-SAR, or portion thereof, will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

|_| (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

      State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

      The Company was unable to file its Quarterly Report on Form 10-QSB for the quarter ended February 28, 2007 on a timely basis as a result of the fact that this is the Company's initial periodic filing and, as a result, the Company required additional time to work with its outside professionals to prepare and finalize the document. The Company fully expects to file its Form 10-QSB within the additional time allowed by this report.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

         Ronald R. Rogers                   (604) 785-0184
         --------------------------------   --------------------------------
         (Name)                             (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). |_| Yes |X| No

The question is not applicable in the case of the Company is the subject Quarterly Report on Form 10-QSB is the Company's initial periodic report.

(3) Is it anticipated that any significant change in results of operation for the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? |_|Yes |_| No

Not applicable.

                       Disaster Preparedness Systems, Inc.
                       -----------------------------------
                  (Name of Registrant as Specified in Charter)

      Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date: May 21, 2007              By: /s/ Ronald R. Rogers
                                    ---------------------------------
                                    Name:  Ronald Rogers
                                    Title: Chief Operating Officer and Secretary

Instruction: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

      Intentional misstatements or omissions of fact constitute Federal criminal violations. (See 18 U.S.C. 1001)